ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES - Financial assets and liabilities recognized at fair value (Details) - At fair value - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Financial assets and liabilities recognized at fair value
Financial assets	$ 425,726	$ 131,772
Financial liabilities	782	1,517
Level 1
Financial assets and liabilities recognized at fair value
Financial assets	421,050	127,508
Level 2
Financial assets and liabilities recognized at fair value
Financial assets	4,676	4,264
Financial liabilities	782	1,517
Other liabilities: Debt for acquisition of NYSSA
Financial assets and liabilities recognized at fair value
Financial Liabilities, current	782	784
Financial liabilities, non-current		733
Other liabilities: Debt for acquisition of NYSSA | Level 2
Financial assets and liabilities recognized at fair value
Financial Liabilities, current	782	784
Financial liabilities, non-current		733
Mutual Funds
Financial assets and liabilities recognized at fair value
Financial assets, current	132,709	113,621
Mutual Funds | Level 1
Financial assets and liabilities recognized at fair value
Financial assets, current	132,709	113,621
Government bonds
Financial assets and liabilities recognized at fair value
Financial assets, current	288,341	13,887
Government bonds | Level 1
Financial assets and liabilities recognized at fair value
Financial assets, current	288,341	13,887
Other receivables: Compensation received for company acquisitions
Financial assets and liabilities recognized at fair value
Financial assets, current	1,274	1,316
Financial assets, non-current	1,873	2,948
Other receivables: Compensation received for company acquisitions | Level 2
Financial assets and liabilities recognized at fair value
Financial assets, current	1,274	1,316
Financial assets, non-current	1,873	$ 2,948
Other receivables: DFI
Financial assets and liabilities recognized at fair value
Financial assets, current	1,529
Other receivables: DFI | Level 2
Financial assets and liabilities recognized at fair value
Financial assets, current	$ 1,529